Impairment losses in Jaguar Land Rover - Additional Information (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 GBP (£)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 GBP (£)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge		₨ 4,454.8		₨ 278,379.1	£ 3,105
Impairment of Goodwill	$ 1.1	83.1		₨ 81.1	£ 1
Recoverable Amount Excess Than Carrying Amount		35,543.1	£ 380
Property, plant and equipment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge		125,130.9	1,396
Other intangible assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Charge		₨ 153,167.1	£ 1,709